Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
Disclosure Of Investments In Associates Subsidaries And Joint Venture
25 Investments in joint ventures and associates

	Joint ventures		Associates

	2021	2020	2021	2020

At January 1	1,376	1,983	1,264	363

Additions	61	254	12	59

Disposals	-	(105)	-	(5)

Share in net result	265	184	112	111

Share in changes in equity (note 30.6)	25	12	(6)	7

Impairment reversals / (charges)	-	(4)	3	(20)

Dividends	(88)	(94)	(39)	(44)

Net exchange difference	45	(7)	2	(28)

Transfer to / (from) other headings	58	(836)	(58)	818

Other	-	(11)	-	1

At December 31	1,743	1,376	1,289	1,264

In 2021, Aegon amended its agreement related to the investment in MAG Seguros and injected EUR 40 million in the undertaking. Following the amendment the investment required reclassification from Investments in associates to Investments in joint ventures as the level of influence was affected. The transfer to / (from) other headings in 2021 reflect the carrying amount of the investment of EUR 58 million prior to the capital injection of EUR 40 million.
With the exception of a limited number of immaterial venture capital entities, all joint ventures and associates are unlisted and are accounted for using the equity method and are considered to be non-current. The investments in joint ventures and associates include interest in insurance companies that are required to maintain a minimum solvency margin based on local directives. Such restrictions can affect the ability of these joint ventures and associates to transfer funds in the form of cash dividends, or repayment of loans or advances, and therefore, there can be no assurance that these restrictions will not become a limitation in the future. Refer to note 45 Commitments and contingencies for any commitments and contingencies related to investments in joint ventures. There are no unrecognized shares of losses in joint ventures and associates. The financial statements of the principal joint ventures and associates have the same reporting date as the Group. Refer to note 49 Group companies for a listing of the investments in joint ventures and associates and the Group’s percentage holding.
Summarized financial information of joint ventures
The summarized financial information presented in the following table presents the joint ventures on a 100% basis. Aegon considers its investments in Santander Vida Seguros y Reaseguros S.A. (‘Santander Spain Life’) and Aegon Industrial Fund Management Co.Ltd. (‘AIFMC’) as material joint ventures and are therefore presented separately.

	Santander Spain Life		AIFMC		Other Joint ventures

	2021	2020	2021	2020	2021	2020

Summarized statement of financial position

Cash and cash equivalents	20	14	351	227	157	198

Other current assets	130	35	810	423	697	588

Total current assets	150	50	1,161	650	854	785

Non-current assets	1,134	700	204	127	5,574	6,442

Total assets	1,284	750	1,364	777	6,428	7,227

Current financial liabilities excluding trade payables and other provisions	-	-	-	-	7	-

Other current liabilities	126	79	613	360	501	445

Total current liabilities	126	79	613	360	509	445

Non-current financial liabilities excluding trade payables and other provisions	-	-	-	-	183	50

Other non-current liabilities	510	272	-	-	3,921	4,996

Total non-current financial liabilities	510	272	-	-	4,104	5,046

Total liabilities	636	351	613	360	4,613	5,490

Net assets	648	399	752	417	1,816	1,737

Summarized statement of comprehensive income

Revenue	247	357	858	584	1,866	2,058

Results from financial transactions	-	(4)	-	-	51	20

Depreciation and amortization	(25)	(18)	(3)	(4)	(21)	(8)

Interest income	2	3	8	5	25	8

Interest expense	-	-	-	-	(13)	-

Profit or loss	61	57	386	252	247	157

Income tax (expense) or result	(12)	(14)	(109)	(71)	(40)	36

Post-tax profit or (loss)	48	43	277	181	208	194

Other comprehensive income	(2)	2	-	-	53	10

Total comprehensive income	47	45	277	181	260	203

Dividends received	-	19	-	33	18	43

For 2021, Aegon Industrial Fund Management Co.Ltd. (‘AIFMC’) is classified as a material joint venture as a result of the growth of the joint venture.
An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:

	Santander Spain Life		AIFMC		Other Joint ventures

	2021	2020	2021	2020	2021	2020

Net assets of joint venture as presented above	648	399	752	417	1,816	1,737

Net assets of joint venture excluding goodwill	568	66	751	416	1,681	1,343

Group share of net assets of joint venture, excluding goodwill	290	34	368	204	857	562

Goodwill on acquisition	80	333	1	1	148	244

Carrying amount	369	366	369	205	1,005	806
Aegon’s group share of net assets of joint ventures, as presented in the table above, is less than Aegon’s share of the net assets as presented in the summarized financial information on a 100% basis, due to the inclusion of third parties in the joint ventures.
The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	Santander Spain Life		AIFMC		Other Joint ventures

	2021	2020	2021	2020	2021	2020

Post-tax profit or loss	25	22	136	89	104	81

Other comprehensive income	(1)	1	-	-	26	(10)

Total comprehensive income	24	23	136	89	131	71
Summarized financial information of associates
The summarized financial information presented in the following table presents the material associates on a 100% basis. Aegon considers its investment in Amvest Residential Core Fund as a material associate and is therefore presented below.

	Amvest Residential Core Fund		Other Associates

	2021	2020	2021	2020

Summarized statement of financial position

Current assets	49	34	132	167

Non-current assets	4,380	3,876	426	787

Total assets	4,429	3,910	558	955

Current liabilities	50	55	61	155

Non-current liabilities	921	671	82	255

Total liabilities	971	726	144	410

Net assets	3,458	3,184	414	545

Summarized statement of comprehensive income

Revenue	109	104	595	965

Interest expense	-	-	-	(35)

Profit or loss	433	281	(76)	39

Income tax (expense) or result	-	-	-	(30)

Post-tax profit or (loss)	433	281	(76)	8

Other comprehensive income	-	-	(13)	109

Total comprehensive income	433	281	(89)	117

Dividends received	27	32	35	45

The summarized financial information of associates presented below is based on the Group’s relative holding.

	Amvest Residential Core Fund		Other Associates

	2021	2020	2021	2020

Post-tax profit or loss	126	80	(14)	23

Other comprehensive income	-	-	(6)	7

Total comprehensive income	126	80	(20)	31

Carrying amount	1,020	919	269	345